Liquidity and Going Concern	6 Months Ended
Jun. 30, 2026
Liquidity and Going Concern [Abstract]
Liquidity and Going Concern

Note 2 — Liquidity and Going Concern

As of June 30, 2026, the Company has negative working capital of $184,853 and cash of $15,991. For the six months ended June 30, 2026 and 2025, the Company incurred a net loss of $4,030,345 and $144,966, respectively, and net cash used in operating activities was $796,585 and $556,805, respectively.

The Company has incurred recurring losses, generated negative cash flows from operating activities, and historically relied on debt and advances from Grafiti LLC to fund its operations. These conditions and events, considered in the aggregate, initially raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date these unaudited condensed consolidated financial statements are issued.

On July 30, 2026, the Company completed the second closing under its Preferred Purchase Agreement (as defined below) with Streeterville Capital, LLC (“Streeterville”), pursuant to which it received $8,000,000 in gross proceeds from the sale of 8,000 shares of its Series A Convertible Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”) (see Note 8 for more information). In evaluating its liquidity, management considered the receipt of these proceeds, which were received before the issuance of these unaudited condensed consolidated financial statements, together with the Company’s forecasted operating cash requirements and contractual debt-service obligations during the assessment period. Management’s forecast reflects a positive cash balance throughout the period ending one year after the issuance date.

Based on the foregoing financing completed on July 30, 2026, and management’s current operating plan and cash flow forecast, management concluded that the Company has sufficient liquidity to meet its obligations as they become due for at least one year after the date these unaudited condensed consolidated financial statements are issued. Accordingly, the conditions that initially raised substantial doubt have been alleviated.